Annual Total Returns- JPMorgan U.S. Treasury Plus Money Market Fund (IM Shares) [BarChart] - IM Shares - JPMorgan U.S. Treasury Plus Money Market Fund - IM	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	0.01%	0.24%	0.77%	1.76%	2.10%	0.42%